Medium-term notes (Details Textual) ¥ in Thousands, $ in Thousands				12 Months Ended
	Sep. 01, 2017 CNY (¥)	Oct. 13, 2015 CNY (¥)	Oct. 13, 2010 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Oct. 13, 2013 CNY (¥)	May 03, 2012 CNY (¥)	Mar. 31, 2012 CNY (¥)	May 10, 2011 CNY (¥)
Repayments of Medium-term Notes		¥ 700,000		¥ 300,000	$ 46,109	¥ 0	¥ 1,849,654
Interest Payable, Current				1,142,587		¥ 624,560		$ 175,612
Medium-term Notes		¥ 357,000
Medium-term Notes [Member]
Debt Instrument, Annual Principal Payment										¥ 1,000,000
Rate Of Penalty Charge, Percentage		0.021%
Debt Instrument, Periodic Payment, Interest		¥ 57,000
Medium-term Notes				357
Accrued Penalty Charges				¥ 60,000				$ 9,200
Medium-term Notes [Member] | MTN Holder One [Member]
Debt Instrument, Debt Default, Principal Amount | $									$ 65,700
Debt Instrument, Debt Default, Percentage Of Default In Total Outstanding Amount									3.70%
Debt Instrument, Debt Default, Amount | $									$ 74,400
Medium-term Notes [Member] | Tianwei Yingli [Member]
Debt Instrument, Face Amount			¥ 2,400,000
Debt Instrument, Interest Rate, Effective Percentage				4.82%				4.82%
Debt Instrument, Term				5 years	5 years
Repayments of Medium-term Notes	¥ 74,400
Medium-term Notes [Member] | Yingli China [Member] | Maximum [Member]
Debt Instrument, Face Amount												¥ 1,500,000
Medium-term notes first tranche [Member] | Tianwei Yingli [Member]
Debt Instrument, Face Amount			¥ 1,000,000
Debt Instrument Interest Rate Initial Period			4.30%
Debt Instrument Interest Rate Remaining Period										5.70%
Debt Instrument, Maturity Date			Oct. 13, 2015
Medium-term notes first tranche [Member] | Yingli China [Member]
Debt Instrument, Face Amount											¥ 1,200,000
Debt Instrument, Interest Rate, Stated Percentage											5.78%
Medium-term notes second tranche [Member] | Tianwei Yingli [Member]
Debt Instrument, Interest Rate, Stated Percentage				4.30%				4.30%					6.15%
Interest Payable, Current				¥ 259,560				$ 39,893
Medium-term Notes													¥ 1,400,000
Medium-term notes second tranche [Member] | Yingli China [Member]
Debt Instrument, Face Amount											¥ 300,000
Debt Instrument, Interest Rate, Stated Percentage											6.01%